Accumulation Units	12 Months Ended
Dec. 31, 2018
Accumulated Units Disclosure [Abstract]
Accumulation Units
Accumulation Units
Changes in the number of Accumulation Units outstanding were as follows (millions):

	Years ended December 31,
	2018	2017	2016
Outstanding:
Beginning of period	61.3	62.4	60.4
Credited for premiums	6.5	6.6	8.2
Annuity, other periodic payments, withdrawals and death benefits	(7.1)	(7.7)	(6.2)
End of period	60.7	61.3	62.4